Employee benefits - Summary of Amount Recognized in the Balance Sheet for Jaguar Land Rover Limited Pension Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of defined benefit plans [line items]
Non - current liabilities	$ (559.7)	₨ (40,917.5)	₨ (3,416.4)
Jaguar Land Rover Pension plan [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	11,621.0	849,619.6	728,421.5
Fair value of plan assets	11,089.0	810,714.6	764,044.2
Net (liability)/Assets	(532.0)	(38,905.0)	35,622.7
Non - current assets	0.8	50.4	38,201.4
Non - current liabilities	(532.8)	(38,955.4)	(2,578.7)
Net (liability)/Assets	$ (532.0)	₨ (38,905.0)	₨ 35,622.7